Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

Management Agreement

On February 9, 2011, the Company entered into an amended and restated management agreement with Vestar Capital Partners V, L.P. (“Vestar”) relating to certain advisory and consulting services for an annual management fee equal to the greater of (i) $850 thousand or (ii) an amount equal to 1.0% of the Company’s consolidated earnings before interest, taxes, depreciation, amortization and management fee for each fiscal year determined as set forth in the Company’s senior credit agreement. This agreement was terminated on September 22, 2014 in connection with the Company’s initial public offering.

The Company recorded $0.2 million of management fees and expenses for the nine months ended June 30, 2015, as compared to $1.0 million for the nine months ended June 30, 2014. The $0.2 million of expense during the nine months ended June 30, 2015 relates to reimbursable expenses that were incurred prior to the termination of the management agreement. The accrued liability relating to such fees and expenses was $0.6 million at September 30, 2014 and $0.2 million at June 30, 2015.

Lease Agreements

The Company leases several offices, homes and other facilities from its employees, or from relatives of employees, primarily in the states of Minnesota, California and Wisconsin. These leases have various expiration dates extending out as far as December 2019. Related party lease expense was $0.6 million for the nine months ended June 30, 2015, as compared to $0.8 million for the nine months ended June 30, 2014.

12. Related Party Transactions

Management Agreements

On February 9, 2011, the Company entered into an amended and restated management agreement with Vestar Capital Partners V, L.P. (“Vestar”) relating to certain advisory and consulting services for an annual management fee equal to the greater of (i) $850 thousand or (ii) an amount equal to 1.0% of the Company’s consolidated earnings before interest, taxes, depreciation, amortization and management fee for each fiscal year determined as set forth in the Company’s senior credit agreement.

On September 22, 2014 the management agreement with Vestar was terminated as a result of the completion of the initial public offering by Civitas Solutions, Inc. The Company paid a one-time transaction advisory fee of $8.0 million to Vestar which was expensed in fiscal 2014 and paid prior to year end.

The Company recorded $9.5 million, $1.4 million and $1.3 million of management fees and expenses for the years ended September 30, 2014, 2013 and 2012 respectively. The accrued liability related to the management agreement was $0.6 million and $0.5 million at September 30, 2014 and September 30, 2013, respectively.

Lease Agreements

The Company leases several offices, homes and other facilities from its employees, or from relatives of employees, primarily in the states of Minnesota, Florida, and California. These leases have various expiration dates extending out as far as December 2019. Related party lease expense was $1.1 million, $1.6 million and $1.6 million for the fiscal years ended September 30, 2014, 2013 and 2012, respectively.